FINANCIAL EXPENSES, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Other Income and Expenses [Abstract]
Foreign currency exchange differences	$ 19	$ 210
Interest on cash equivalents and restricted deposits	6	2
Total other income	(25)	(212)
Extinguishment and amortization of shareholders' convertible loans discount and beneficial conversion feature	1,096	1,223
Interest on shareholders' convertible loans	151	374
Withholding taxes on interest of convertible loans from shareholders	45	82
Bank commissions and others	71	63
Foreign currency exchange differences	42	247
Interest on loans from banks and other credit balances	23	5
Total expenses	1,428	1,994
Total financial expenses, net	$ 1,403	$ 1,782